July 13, 2007

DREYFUS FOUNDERS BALANCED FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 3 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returnsas of 12/31/06 1

	1 Year	5 Years	Since Inception [2]

Class A	3.40%	2.32%	-1.49%
returns before taxes
Class A	2.70%	2.01%	-1.86%
returns after taxes
on distributions
Class A	2.34%	1.83%	-1.46%
returns after taxes
on distributions and
sale of fund shares
Class B	4.75%	2.40%	-1.28%
returns before taxes
Class C	7.87%	2.58%	-1.68%
returns before taxes
Class I	10.10%	3.51%	-0.58%
returns before taxes
Class T	4.58%	2.70%	-1.25%
returns before taxes
S&P 500 Index [3]	15.78%	6.19%	1.12%
Lipper Balanced	11.60%	6.51%	4.47%
Fund Index [3]

[1] The fund’s average annual total returns for Class I and Class T shares reflect the expense reimbursement described below under “Expenses.”
[2] Inception date 12/31/99.
[3] The Standard & Poor’s (S&P) 500 Index is designed to be representative of the U.S. equities market and consists of 500 leading companies in leading industries of the U.S. economy. Unlike the fund, it does not contain a fixed-
income component. Accordingly, the fund also compares its performance to the Lipper Balanced Fund Index, which is an equal dollar weighted index of the largest mutual funds within the Balanced Fund classification, as defined by
Lipper. This index reflects the expenses of managing the mutual funds included in the index.

July 13, 2007

DREYFUS FOUNDERS DISCOVERY FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 2 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returnsas of 12/31/06

Share class	1 Year	5 Years	Since Inception [1]

Class A	-0.96%	-0.10%	-4.00%
return before taxes
Class A	-0.96%	-0.10%	-4.31%
return after taxes
on distributions
Class A	-0.62%	-0.08%	-3.47%
return after taxes
on distributions and
sale of fund shares
Class B	-0.50%	-0.39%	-3.94%
returns before taxes
Class C	3.24%	0.18%	-4.03%
returns before taxes
Class I	5.36%	1.38%	-2.93%
returns before taxes
Class T	-0.07%	-0.25%	-4.23%
returns before taxes
Russell 2000 Growth Index [2]	13.35%	6.93%	-0.23%

[1] Inception date 12/31/99.
[2] The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest
1,000 publicly traded U.S. companies.

July 13, 2007

DREYFUS FOUNDERS EQUITY GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 3 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returns as of 12/31/061

Share class	1 Year	5 Years	Since Inception[2]

Class A	6.51%	3.10%	-3.72%
return before taxes
Class A	6.48%	3.08%	-3.93%
return after taxes
on distributions
Class A	4.27%	2.65%	-3.15%
return after taxes
on distributions and
sale of fund shares
Class B	8.22%	3.28%	-3.40%
returns before taxes
Class C	11.24%	3.62%	-3.72%
returns before taxes
Class I	13.55%	4.32%	-2.64%
returns before taxes
Class T	7.28%	2.53%	-4.28%
returns before taxes
Russell 1000 Growth Index [3]	9.07%	2.69%	-4.87%

[1] The fund’s average annual total returns for Class T shares reflect the expense reimbursement described below under “Expenses.”
[2] Inception date 12/31/99.
[3] The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values.

July 13, 2007

DREYFUS FOUNDERS GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 2 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returnsas of 12/31/06

	1 Year	5 Years	Since Inception [1]

Class A	6.56%	2.09%	-6.92%
return before taxes
Class A	6.56%	2.07%	-7.58%
return after taxes on
distributions
Class A	4.27%	1.78%	-5.87%
return after taxes
on distributions and
sale of fund shares
Class B	7.95%	2.08%	-6.72%
returns before taxes
Class C	11.15%	2.50%	-6.85%
returns before taxes
Class I	13.50%	3.71%	-5.82%
returns before taxes
Class T	7.29%	1.62%	-7.41%
returns before taxes
Russell 1000 Growth Index [2]	9.07%	2.69%	-4.87%

[1] Inception date 12/31/99.
[2] The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values.

July 13, 2007

DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 2 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returns as of 12/31/061

Share class	1 Year	5 Years	Since Inception [2]

Class A	18.00%	10.12%	-1.05%
returns before taxes
Class A	18.07%	10.05%	-1.63%
returns after taxes
on distributions
Class A	12.08%	8.84%	-1.19%
returns after taxes
on distributions and
sale of fund shares
Class B	20.32%	10.36%	-0.85%
returns before taxes
Class C	23.32%	10.60%	-0.98%
returns before taxes
Class I	25.54%	11.81%	0.09%
returns before taxes
Class T	19.33%	10.18%	-1.10%
returns before taxes
Morgan Stanley Capital	25.71%	15.25%	4.76%
International World ex U.S.
Index [3]
Morgan Stanley Capital	22.12%	12.73%	0.43%
International World ex U.S.
Growth Index [3]

[1] The fund’s average annual total returns reflect the expense limitation described below under “Expenses.”
[2] Inception date 12/31/99.
[3] The Morgan Stanley Capital International (MSCI) World ex U.S. Index measures global developed market equity performance outside of the United States. The MSCI World ex U.S. Growth Index measures global developed market equity performance of growth securities outside of the United States.

July 13, 2007

DREYFUS FOUNDERS MID-CAP GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 2 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returns as of 12/31/06

Share class	1 Year	5 Years	(since inception) [1]

Class A	16.70%	9.71%	-0.64%
returns before taxes
Class A	16.70%	9.71%	-2.17%
returns after taxes
on distributions
Class A	10.86%	8.46%	-1.43%
returns after taxes
on distributions and
sale of fund shares
Class B	18.77%	9.89%	-0.36%
returns before taxes
Class C	22.08%	10.12%	-0.65%
returns before taxes
Class I	24.31%	11.06%	0.39%
returns before taxes
Class T	17.24%	8.91%	-1.34%
returns before taxes
Russell Midcap Growth Index [2]	10.66%	8.22%	0.64%

[1] Inception date 12/31/99.
[2] The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The
Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies.

July 13, 2007

DREYFUS FOUNDERS PASSPORT FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 4 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returns as of 12/31/06

	1 Year	5 Years	(since inception) [1]

Class A	22.93%	20.60%	2.96%
return before taxes
Class A	22.93%	20.60%	2.25%
return after taxes on distributions
Class A	14.90%	18.31%	2.02%
return after taxes on distributions
and sale of fund shares
Class B	24.91%	20.73%	3.12%
returns before taxes
Class C	28.39%	21.05%	2.99%
returns before taxes
Class I	30.61%	21.78%	3.48%
returns before taxes
Class T	24.13%	20.14%	2.40%
returns before taxes
S&P/Citigroup Extended	29.42%	23.73%	0.17%
Market Index (“EMI”)
World ex U.S. [2]

[1] Inception date 12/31/99.
[2] The S&P/Citigroup EMI World ex U.S. Index measures the performance of small companies outside of the
United States (approximately the bottom 20% by market capitalization) in 26 developed equity markets.

July 13, 2007

DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
CLASS A, B, C, I AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2007
(as previously supplemented)

     The section of the prospectus entitled “Past Performance” is hereby amended on page 2 thereof to replace the Average Annual Total Return table with the following table:

Average annual total returns as of 12/31/06

	1 Year	5 Years	(since inception) [1]

Class A	12.20%	6.38%	-3.31%
returns before taxes
Class A	12.20%	6.38%	-4.14%
returns after taxes on distributions
Class A	7.93%	5.52%	-3.18%
returns after taxes on distributions
and sale of fund shares
Class B	13.89%	6.50%	-3.08%
returns before taxes
Class C	17.03%	6.74%	-3.48%
returns before taxes
Class I	19.40%	8.23%	-1.98%
returns before taxes
Class T	13.27%	5.64%	-4.06%
returns before taxes
Morgan Stanley Capital	20.07%	9.97%	2.16%
International World Index [2]
Morgan Stanley Capital	15.15%	7.47%	-2.15%
International World Growth
Index [2]

[1] Inception date 12/31/99.
[2] The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The MSCI World Growth Index measures global developed market equity performance of growth securities.